Staff costs (Tables)	6 Months Ended
Jun. 30, 2022
Classes of employee benefits expense [abstract]
Staff costs

	Half year ended 30.06.22	Half year ended 30.06.21
Compensation costs	£m	£m
Upfront bonus charge	705	824
Deferred bonus charge	280	262
Other incentives	44	6
Performance costs	1,029	1,092
Salaries	2,278	2,117
Social security costs	377	336
Post-retirement benefits	282	275
Other compensation costs	241	223
Total compensation costs	4,207	4,043

Other resourcing costs
Outsourcing	268	171
Redundancy and restructuring	(15)	23
Temporary staff costs	53	55
Other	70	42
Total other resourcing costs	376	291

Total staff costs	4,583	4,334

Barclays Group compensation costs as a % of total income	31.9%	35.7%